Accumulated other comprehensive income (Tables)	12 Months Ended
Mar. 31, 2014
Changes in accumulated other comprehensive income (loss)

Changes in accumulated other comprehensive income (loss) are as follows:

	Yen in millions
	Foreign currency translation adjustments	Unrealized gains (losses) on securities	Pension liability adjustments	Accumulated other comprehensive income (loss)
Balance at March 31, 2011	(1,160,389)	168,227	(152,559)	(1,144,721)
Equity transaction with noncontrolling interests and other, net of taxes of ¥— million, ¥(505) million, ¥4,876 million and ¥4,371 million	—	751	(7,254)	(6,503)
Other comprehensive income (loss) before reclassifications, net of taxes of ¥7,948 million, ¥(62,466) million, ¥49,447 million and ¥(5,071) million	(93,292)	100,479	(73,725)	(66,538)
Reclassifications, net of taxes of ¥— million, ¥(20,788) million, ¥(5,534) million and ¥(26,322) million	—	31,315	8,615	39,930

Other comprehensive income (loss), net of tax	(93,292)	131,794	(65,110)	(26,608)
Less: Other comprehensive income attributable to noncontrolling interests	5,563	(2,466)	(4,098)	(1,001)

Balance at March 31, 2012	(1,248,118)	298,306	(229,021)	(1,178,833)
Other comprehensive income (loss) before reclassifications, net of taxes of ¥(12,664) million, ¥(176,417) million, ¥(6,624) million and ¥(195,705) million	461,754	348,011	7,207	816,972
Reclassifications, net of taxes of ¥— million, ¥(17,497) million, ¥(4,335) million and ¥(21,832) million	—	26,198	7,504	33,702

Other comprehensive income (loss), net of tax	461,754	374,209	14,711	850,674
Less: Other comprehensive income attributable to noncontrolling interests	(27,116)	(5,702)	4,854	(27,964)

Balance at March 31, 2013	(813,480)	666,813	(209,456)	(356,123)
Other comprehensive income (loss) before reclassifications, net of taxes of ¥(25,139) million, ¥(255,959) million, ¥(44,987) million and ¥(326,085) million	301,889	507,566	91,507	900,962
Reclassifications, net of taxes of ¥— million, ¥5,209 million, ¥(4,682) million and ¥527 million	—	(8,006)	7,897	(109)

Other comprehensive income (loss), net of tax	301,889	499,560	99,404	900,853
Less: Other comprehensive income attributable to noncontrolling interests	(4,947)	(5,810)	(5,812)	(16,569)

Balance at March 31, 2014	(516,538)	1,160,563	(115,864)	528,161

Component of Reclassifications

Reclassifications for the year ended March 31, 2014 consist of the following:

Yen in millions
	For the year ended March 31, 2014	Affected line items in the consolidated statements of income
Unrealized gains (losses) on securities:
	(29)	Financing operations
	5,079	Foreign exchange gain, net
	(18,469)	Other income (loss), net

	(13,419)	Income before income taxes and equity in earnings of affiliated companies
	5,209	Provision for income taxes
	204	Equity in earnings of affiliated companies

	(8,006)	Net income

Pension liability adjustments:
Recognized net actuarial loss	17,786	*1
Amortization of prior service costs	(5,207)	*1

	12,579	Income before income taxes and equity in earnings of affiliated companies
	(4,682)	Provision for income taxes

	7,897	Net income

Total reclassifications, net of tax	(109)

Amounts of reclassifications in parentheses indicate gains in the consolidated statements of income.

*1:	These components are included in the computation of net periodic pension cost. See note 19 to the consolidated financial statements for additional information.